Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease, Cost
The following table summarizes the Company's lease costs.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Operating and finance lease costs	$19,826	$28,286	$57,517
Variable and short-term lease costs	11,516	15,922	17,143
Total lease costs (a)	$31,342	$44,208	$74,660

(a)Includes drilling rig lease costs capitalized to property, plant and equipment of $22.1 million, $29.9 million and $58.5 million, respectively, of which $16.5 million, $19.9 million and $48.1 million, respectively, were operating lease costs.

Summary of Lease Payment Obligations
The following table summarizes the Company's lease payment obligations as of December 31, 2021.

December 31, 2021

(Thousands)
2022	$29,075
2023	14,440
2024	7,862
2025	1,091
2026	813
Thereafter	1,715
Total lease payment obligations	54,996
Less: Interest	2,284
Present value of lease liabilities	$52,712